Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Accounts Receivable

	2019	2018
Credit cards	$64,596	$56,446
Travel agencies and airlines clearing house	31,087	32,978
Cargo and other travel agencies	19,389	11,766
Government	8,031	6,342
Trade receivables from related parties	147	223
Other	14,250	14,533

	137,500	122,288
Allowance for expected credit losses	(5,579)	(5,057)

	$131,921	$117,231

Current	129,781	116,054
Non-current	2,139	1,177

	$131,920	$117,231

Summary of Movements in the Allowance for Impairment in Respect of Account Receivables
The movement in the allowance for expected credit losses in respect of accounts receivable during the year was as follows
.

	2019	2018	2017
Balance at beginning of year	$(5,057)	$(3,673)	$(3,739)
Adjustment on initial application of IFRS 9	—	(624)	—

Balance at beginning of year under IFRS 9	(5,057)	(4,297)	(3,739)

Additions	(744)	(1,311)	(879)
Write-offs	222	551	945

Balance at end of year	$(5,579)	$(5,057)	$(3,673)